Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017 [1]
Income Statement [Abstract]
Net sales		$ 151,049	$ 146,608	[1]	$ 152,992
Cost of sales		92,472	90,915	[1]	91,460
Gross profit		58,577	55,693	[1]	61,532
Selling, general and administrative expenses		67,106	66,754	[1]	61,599
Restructuring charges		1,182	894	[1]	897
Depreciation and amortization		3,859	3,264	[1]	3,428
Impairment of long-lived assets		46	2,788	[1]
Total operating expenses		72,193	73,700	[1]	65,924
Operating loss		(13,616)	(18,007)	[1]	(4,392)
Interest and other financial costs		4,689	3,988	[1]	4,467
Loss from continuing operations		(18,305)	(21,995)	[1]	(8,859)
Income taxes (benefits)		0	0	[1]	0
Net loss from continuing operations		(18,305)	(21,995)	[1]	(8,859)
Discontinued operations:
(Loss) income from discontinued operations, net of tax		(381)	(1,592)	[1]	15,934
Gain on disposal of discontinued operations	[1]		37,682
Net (loss) income from discontinued operations, net of tax		(381)	36,090	[1]	15,934
Net (loss) income		$ (18,686)	$ 14,095	[1]	$ 7,075
Weighted average common shares outstanding:
Basic		17,961	17,961	[1]	17,961
Diluted		17,961	18,393	[1]	18,418
Net (loss) income per common share:
Basic		$ (1.04)	$ 0.78	[1]	$ 0.39
Diluted		(1.04)	0.77	[1]	0.38
Net (loss) income from continuing operations per common share:
Basic		(1.02)	(1.22)	[1]	(0.49)
Diluted		$ (1.02)	$ (1.20)	[1]	$ (0.48)

[1]	Recast (refer to note 1)